MATTHEW 25 FUND, INC.

                         INDEPENDENT AUDITORS' REPORT
                                     AND
                            FINANCIAL STATEMENTS

                         Year Ended December 31, 1999


















                                  MATTHEW 25 FUND,INC.
                                   TABLE OF CONTENTS



                                                                          Page
                                                                         Number
                                                                         ______

INDEPENDENT AUDITORS' REPORT                                                1

FINANCIAL STATEMENTS

  Statement of Assets and Liabilities                                       2

  Schedule of Investments of Securities                                   3-4

  Statement of Operations                                                   5

  Statement of Change in Net Assets                                         6

  Notes to Financial Statements                                           7-8

  Financial Highlights and Related Ratios/Supplemental Data                 9

SUPPLEMENTARY INFORMATION

  Independent Auditors' Report on Supplementay Information                  10

  Performance Summary                                                       11






























                              MATHIESON  AITKEN  JEMISON, LLP
                              CERTIFIED PUBLIC ACCOUTANTS
                                  16 SENTRY PARK WEST
                                      SUITE 310
                               BLUE BELL, PA 19422-2240
                                    (215)643-3900
                                  FAX (215)643-4030
                               E-MAIL majcpa@majcpa.com



                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors
Matthew 25 Fund, Inc.
Jenkintown, Pennsylvania

We have audited the accompanying statement of assets and liabilities of Matthew 25 Fund, Inc., including the schedule of investments in securities as of Decem-ber, 31 1999, and the related statement of operations for the year then ended, the statement of changes in net assets, the financial highlights and related ratios / supplemental data and performance summary for each of the periods indi-cated. These financial statements, financial highlights and related ratios / supplemental data and performance summary are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights and related ratios / supplemental data based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights and related ratios/supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and dis-closures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, verified by examination and by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights and re-lated ratios/supplemental data and performance summary referred to above present fairly, in all material respects, the financial position of Matthew 25 Fund, Inc., as of December 31, 1999, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights and re-ratios/supplemental data and performance summary for each of the periods indicated, in conformity with generally accepted accounting principles.


                      Mathieson Aitken Jemison, LLP

January 25, 2000

                                       1





                               MATTHEW 25 FUND,INC.
                         STATEMENT OF ASSETS AND LIABILITIES
                                  DECEMBER 31, 1999



ASSETS

 Investments in securities at value (cost $18,852,520)            $ 24,525,181
 Cash                                                                  858,718
 Receivable for dividends                                               19,030
                                                                     ___________
       TOTAL ASSETS                                                $ 25,402,929


LIABILITIES
 Accounts payable                                                         1,284
                                                                      __________
       TOTAL LIABILITIES                                                  1,284

NET ASSETS: (Equivalent to $10.547 per share based on
 2,408,390 shares of capital stock 100,000,000 shares
 authorized, $0.1 par value)                                       $ 25,401,645
                                                                    ============

COMPOSITION OF NET ASSETS

 Shares of common stock                                            $     24,084
 Paid-in capital                                                     19,704,900
 Net unrealized appreciation of investments                           5,672,661
                                                                     ___________

NET ASSETS, DECEMBER 31, 1999                                      $ 25,401,645
                                                                    ============
























                See accompanying notes to financial statements.
                                       2
                               MATTHEW 25 FUND, INC.
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                               Number of Shares  Historical Cost        Value
                               ________________  _______________   ____________

COMMON STOCKS
 Banks & finance, 15.99%
  Advanta Corporation Class A       64,000     $   1,044,375      $  1,164,000
  Advanta Corporation Class B       17,000           235,480           229,500
  Commonwealth Bancorp, Inc.        66,000           933,542         1,097,250
  Harris Financial                  84,500           931,292           633,750
  Willow Grove Bancorp, Inc.       105,000         1,068,116           938,438
                                                 _______________    ____________
                                                   4,212,805         4,062,938
Communications, 10.91%
 AT&T Corporation                   32,000           774,896         1,626,000
 MCI WorldCom, Inc.*                18,000           332,342           954,000
 Mediaone Group, Inc.*               2,500           171,606           192,031
                                                 _______________    ____________
                                                   1,278,844         2,772,031
Entertainment, 3.71%
 Walt Disney Co.                    32,250           818,092           943,313
                                                 _______________    ____________
                                                     818,092           943,313
Foreign Insurance, 2.66%
 Tokio Marine & Fire
  Insurance Co.                     11,500          593,616           675,625
                                                 _______________    ____________
                                                    593,616           675,625
Insurance, 5.41%
 MBIA, Inc.                         26,000        1,446,009         1,373,125
                                                 _______________    ____________
                                                  1,446,009         1,373,125
Manufacturing, 19.03%
 Intel Corp.                        36,500        1,745,534         3,002,125
 Lindsay Manufacturing Co.          27,000          409,634           492,750
 Polaris Industries, Inc.           36,000        1,248,623         1,305,000
 Wm. Wrigley Jr. Co., Class B          400           20,580            33,175
                                                 ______________    _____________
                                                  3,424,371         4,833,050
Mortgage securities, 14.36%
 Federal Home Loan                  77,500        2,803,461         3,647,343
                                                ______________     _____________
                                                  2,803,461         3,647,343
Miscellaneous, 4.91%
 Berkshire Hathaway, Class A*           17         870,685            953,700
 Berkshire Hathaway, Class B*          160         266,745            292,800
                                               ______________      _____________
                                                 1,137,430          1,246,500






                   See accompanying notes to financial statements.
                                       4

                             MATTHEW 25 FUND, INC.
               SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                               Number of Shares  Historical Cost      Value
                               ________________  _______________    ____________
Retail, 4.87%
 Home Depot, Inc.                   18,000           203,255         1,237,500
                                                 _______________     ___________
                                                     203,255         1,237,500

Transportation, 7.43%
 AMR Corporation*                    6,000           401,954           402,000
 Kansas City Southern Industries    19,900           988,012         1,485,038
                                                  ______________     ___________
                                                    1,389,966        1,887,038

Utilities, 7.27%
 Niagara Mohawk Power Corp.*       132,000          1,544,671        1,846,718
                                                   ______________   ____________
     TOTAL SECURITIES, 97.55%                    $ 18,852,520     $ 24,525,181
                                                   ==============   ============


* Non-income producing security

































                   See accompanying notes to financial statements.
                                       5
                                 MATTHEW  25  FUND, INC.
                                STATEMENT   OF   OPERATIONS
                                Year Ended December 31,1999

INVESTMENT INCOME
 Dividends                                                           $220,967
 Interest                                                               8,903
                                                                     ________
     TOTAL INVESTMENT INCOME                                          229,870

EXPENSES
 Audit                                                                  6,100
 Bank Fees                                                                250
 Directors expenses                                                    10,375
 Insurance                                                             11,938
 Investment Advisory Fee                                              234,921
 IRA expense                                                            5,650
 Legal                                                                  2,084
 Marketing                                                                330
 Miscellaneous expense                                                     47
 Office Supplies                                                        1,885
 Postage and Printing                                                   4,460
 Registration and Filing Fees                                           6,787
 Software                                                               7,132
 State and local taxes                                                  1,800
 Telephone                                                                972
                                                                   ____________

     TOTAL EXPENSES                                                   294,731
 Less, expense reduction from investment advisor                       (7,541)
                                                                   ____________

     NET EXPENSES                                                     287,190
                                                                   ____________

     INVESTMENT LOSS, NET                                             (57,320)
                                                                   ____________

NET REALIZED GAIN ON SECURITY TRANSACTIONS                             198,979

NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                   104,032
                                                                   ____________

     NET GAIN ON INVESTMENTS                                           303,011
                                                                   ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $245,691
                                                                   ============










                   See accompanying notes to financial statements.
                                       3
                               MATTHEW 25 FUND, INC.
                        STATEMENT OF CHANGES IN NET ASSETS
                      Years Ended December 31,1999 and 1998

                                              1999                  1998
                                       __________________    __________________


INCREASE IN NET ASSETS FROM OPERATIONS
 Investment (loss) income, net         $      (57,320)       $       (39,335)
 Net realized gain on securities
  transactions                                198,979                456,729
 Net change in unrealized appreciation
  on investments                              104,032              3,477,313
                                       __________________    __________________
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                               245,691              3,894,707


DISTRIBUTIONS TO SHAREHOLDERS FROM
 Investment income, net                                              (39,073)
 Net realized gain on investments            (141,659)              (378,321)
 Capital share transactions                 3,969,893              7,270,981
                                       __________________    ___________________
    NET INCREASE IN NET ASSETS              4,073,925             10,748,294

NET ASSETS, BEGINNING OF YEAR              21,327,720             10,579,426
                                       __________________    ___________________

NET ASSETS, END OF YEAR                $   25,401,645       $     21,327,720
                                       ==================    ===================



























                        See accompanying notes to financial statements.
                                       6
                               MATTHEW 25 FUND, INC.
                           NOTES TO FINANCIAL STATEMENTS

NOTE 1 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
       NATURE OF OPERATIONS
       Matthew 25 Fund, Inc.("the Fund") was incorporated on August 28, 1995 and commenced operations on October 16, 1995. The Fund had no operations prior to the commencement of operations other than matters relating to its organization and registration as an open-end, non-diversified manage-ment investment company under the Investment Company Act of 1940 and its shares under the Security Act of 1933. The following is a summary of sig nificant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

       SECURITY VALUATIONS
       The Fund values investment securities, where market quotations are available, at market value based on the last recorded sales price as reported by the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price.

       FEDERAL INCOME TAXES
       The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

       DISTRIBUTION TO SHAREHOLDERS
       The Fund intends to distribute to its shareholders substantially all of its net investment income, if any, and net realized capital gains,if any, at year end.

       OTHER
       The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

       ESTIMATES
       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses dur-ing the reporting period. Actual results could differ from those estimates.









                                       7


                               MATTHEW 25 FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2 INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

 The Fund has an investment advisory agreement with The Matthew 25 Management Corporation, whereby Matthew 25 Management Corp. receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. Matthew 25 Management Corp. has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed 2.0% of the first $10,000,000 and 1.5% of the next $20,000,000.

 The management fee for 1999, as computed pursuant to the investment advisory agreement, totaled $234,921. The Matthew 25 Management Corp. has agreed to accept as its 1999 advisory fee the amount it was paid in 1999 totaling $227,380 and to irrevocably waive any and all rights to the difference between actual management fees paid and fees per the agreement. The management fee waived for 1999 was $7,541.

 Mr. Mark Mulholland is the sole owner, director and officer of Matthew 25 Management Corporation and is also the president of the Fund.

 In addition, Mr. Mulholland is a broker at Boenning and Scattergood, Inc. During the year ended December 31, 1999, the Fund paid brokerage commission of $16,302 to Boenning & Scattergood, Inc. of which Mr. Mulholland received compensation totaling $7,514. Boenning & Scattergood, Inc. is not otherwise associated with Matthew 25 Fund, Inc. or Matthew 25 Management Corp. and is not responsible for any of the investment advice rendered to the Fund by Matthew 25 Management Corporation or Mr. Mulholland.

NOTE 3 INVESTMENTS

 For the year ended December 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $7,956,171 and
 $4,196,223, respectively. At December 31, 1999, the gross unrealized appreciation for all securities totaled $6,178,747 and the gross unrealized depreciation for all securities totaled $506,086 or a net unrealized appreciation of $5,672,661. The aggregate cost of securities for federal income tax purposes at December 31, 1999 was $18,852,520.

NOTE 4 CAPITAL SHARE TRANSACTIONS

 As of December 31, 1999,there were 100,000,000 shares of $.01 per value capital stock authorized. The total par value and paid-in capital totaled $19,728,984.
 Transactions in capital stock were as follows for the years  ended December 31,
 1999 and 1998:                      1999                           1998
                             _______________________     _____________________
                               Shares       Amount         Shares     Amount
                             __________   __________     __________ ___________
Shares sold                    535,502    $5,687,487       818,300  $7,505,090
Shares issued in reinvestment
 of dividends                   13,595       141,659        39,322     413,745
Shares redeemed               (173,281)   (1,859,253)      (69,823)   (647,854)
                             __________   __________     __________ ___________
Net Increase                   375,816    $3,969,893       787,799  $7,270,981
                             ==========   ==========     ========== ===========
                                       8
                               MATTHEW 25 FUND, INC.
                           NOTES TO FINANCIAL STATEMENTS
NOTE 5 DISTRIBUTIONS TO SHAREHOLDERS

       On December 30, 1999, a distribution  of  $.059  per  share  aggregating
       $141,659 was paid to shareholders of record on the date from net capital gains.

           FINANCIAL HIGHLIGHTS AND RELATED RATIOS/SUPPLEMENTAL DATA
             For a Share Outstanding throughout each Period Ended:
                  December 31,1999; 1998, 1997, 1996 and 1995
                                                                      For the
                                                                    period  from
                                   December 31                        10/16/95
                       _______________________________________        through
                          1999        1998        1997     1996        12/31/95
                       __________    _________   ________  ______     ________
Net asset value,        $ 10.49     $ 8.50      $ 6.11   $ 5.16       $  5.00
 beginning of period
Income from
 investment operations

 Net investment income    (0.03)     (0.02)       0.01     0.01        (0.01)
      (loss)

 Net gains on
  securities both
  realized and
  unrealized               0.15       2.22       2.41     0.95         0.17
                         ________   _________   _______  ________   __________
Total from investment      10.61    10.70        8.53     6.12         5.16
 operations

Less, distributions

 Net investment
  income                             (0.02)     (0.01)   (0.01)

 Net realized gains
  on investments           (0.06)    (0.19)     (0.02)
                         _________  _________   _______  ________   __________
Net Asset value,
 end of period        $    10.55      10.49      8.50     6.11         5.16
                        =========   =========   =======  ========   ===========
Total return               1.08%      25.93%    39.65%    18.63%       17.43%*

Net assets,
 end of period       $25,401,645  21,327,720  10,579,426  1,420,910   106,207

Ratio of expenses
 to average net assets     1.22%     1.26%       1.26%     1.34%       2.00%*

Ratio of investment
 income, net to
 average assets            (0.24)%  (0.25)%      0.31%     0.44%       0.96%*
Portfolio turnover rate     17.88%    30.64%     9.89%     2.52%        N/A

*Annualized
N/A- Disclosure not applicable to prior periods.
                                       9











                           SUPPLEMENTARY INFORMATION
















































                               MATHIESON AITKEN JEMISON,LLP
                               16 Sentry Park West, suite 310
                               Blue Bell, PA 19422-2240
                                     (215)643-3900
                                     (215)643-4030
                               E-MAIL majcpa@majcpa.com


     INDEPENDENT AUDITORS' REPORT ON SUPPLEMENTARY INFORMATION

     To the Stockholders and Board of Directors
     Matthew 25 Fund, Inc.
     Jenkintown, Pennsylvania

     Our audits of the preceding basic financial statements were made for the purpose of forming an opinion on the financial statements taken as a whole. The supplementary information presented in the following pages is presented for the purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.


                        Mathieson Aitken Jemison, LLP

     January 25, 2000





























                                       10



                               MATTHEW 25 FUND INC.
                               PERFORMANCE SUMMARY

     The graph below represents the changes in value for a $10,000.00 investment in the Matthew 25 Fund from its inception, October 16,1995, to years ending 1996 through 1999. These changes are then compared to a $10,000.00 investment in the Value Line Index, which is an index comprising of 1,617 stocks, for the same period.



                      Incep.  Yr.Ended  Yr.Ended  Yr.Ended  Yr.Ended  Yr.Ended
                     10/16/95 12/31/95  12/31/96  12/31/97  12/31/98  12/31/99
   Matthew 25 Fund   $10,000. $10,320.  $12,247.  $17,104.  $21,539.  $21,772.
    Value Line Index $10,000. $10,287.  $12,322.  $15,827.  $16,748.  $18,517.
   _____________________________________________________________________________

                               Matthew 25 Fund, Inc.

        22,000 -     .          .          .          .          .       (*)
               -                                                (*)
        20,800 -     .          .          .          .          .        .
               -
    V   19,600 -     .          .          .          .          .        .
               -                                                         (*)
    a   18,400 -     .          .          .          .          .        .
               -
    l   17,200 -     .          .          .         (*)         .        .
               -                                                [*]
    u   16,000 -     .          .          .         [*]         .        .
               -
    e   14,800 -     .          .          .          .          .        .
               -
        13,600 -     .          .          .          .          .        .
               -
        12,400 -     .          .         [*]         .          .        .
               -
        11,200 -     .          .          .          .          .        .
               -               [*]
        10,000 -    [*]
               _________________________________________________________________
                  10/16/95   12/31/95   12/31/96   12/31/97  12/31/98  12/31/99

                                      Category

               (*)Matthew 25 Fund      [*]Value Line Index
   _____________________________________________________________________________


                 76 days   1 year    1 year    1 year    1 year      Average
                 12/31/95  12/31/96  12/31/97  12/31/98  12/31/99   Annual Rate
                 ________  ________  ________  ________   _______   __________
Matthew 25 Fund   3.20%     18.68%    39.65%    25.93%     1.08%      21.04%
Value Line Index  2.87%     19.78%    28.45%     5.82%    10.56%      16.04%

   The accompanying notes are an integral part of these financial statements.



                                       12